Investments in Trading Securities (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Decrease in fair value	$ 258,738
Increase in fair value		$ 201,051